Net revenue (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net revenue	R$ 70,569	R$ 96,519	R$ 105,625
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Net revenue	39,997	56,217	55,830
Country Of United States Of America [Member]
IfrsStatementLineItems [Line Items]
Net revenue	12,429	18,086	24,232
Country Of Mexico [Member]
IfrsStatementLineItems [Line Items]
Net revenue	3,329	4,469	5,506
Country Of Argentina [Member]
IfrsStatementLineItems [Line Items]
Net revenue	1,618	756	2,068
Country Of Germany [Member]
IfrsStatementLineItems [Line Items]
Net revenue	1,197	1,493	1,912
Country Of Switzerland [Member]
IfrsStatementLineItems [Line Items]
Net revenue	1,121	1,695	1,231
Country Of Italy [Member]
IfrsStatementLineItems [Line Items]
Net revenue	1,061	817	1,304
Country Of Chile [Member]
IfrsStatementLineItems [Line Items]
Net revenue	1,039	2,093	1,230
Country Of Netherlands [Member]
IfrsStatementLineItems [Line Items]
Net revenue	859	173	643
Country Of Luxembourg [Member]
IfrsStatementLineItems [Line Items]
Net revenue	755	871	988
Country Of Singapore [Member]
IfrsStatementLineItems [Line Items]
Net revenue	729	1,095	1,175
Country Of Peru [Member]
IfrsStatementLineItems [Line Items]
Net revenue	676	740	667
Country Of Japan [Member]
IfrsStatementLineItems [Line Items]
Net revenue	634	547	1,162
Country Of Spain [Member]
IfrsStatementLineItems [Line Items]
Net revenue	574	756	518
Country Of United Kingdom [Member]
IfrsStatementLineItems [Line Items]
Net revenue	554	724	586
Other [Member]
IfrsStatementLineItems [Line Items]
Net revenue	R$ 3,997	R$ 5,987	R$ 6,573